Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings (loss)	$ 240,005	$ (23,084)
Adjustments for the following items:
Depletion	79,255	75,554
Non-cash cost of sales from prepaid gold interests	19,149	16,919
Amortization	323	346
Impairment (reversal) charges and expected credit losses	(4,300)	148,034
Loss on disposal of mineral interests	(6,710)	0
Increase in fair value of investments and prepaid gold interests	(46,233)	(12,775)
Stock-based compensation expense	292	422
Income tax expense	29,353	10,314
Finance and other costs, net	3,873	4,991
Operating cash flow before working capital and taxes	315,007	220,721
Income taxes paid, net	(11,577)	(6,992)
Change in working capital	9,402	(226)
Operating cash flow	312,832	213,503
Investing activities
Acquisition of mineral interests	(218,619)	(57,489)
Proceeds on disposal of mineral interests	2,000	366
Proceeds on sale of investments	2,017	3,083
Recovery (acquisition) of loan receivables	4,300	(14,639)
Acquisition of prepaid gold interests and investments	(7,669)	(13,281)
Net cash used in investing activities	(217,971)	(81,960)
Financing activities
Proceeds from issuance of debt	113,000	63,000
Repayments of debt	(113,000)	(120,000)
Proceeds from exercise of stock options and warrants	146	1,758
Normal course issuer bid ("NCIB") purchase of common shares	(9,013)	(8,917)
Dividends paid	(45,845)	(43,279)
Repayments and interest on lease obligation	(457)	(431)
Payment of interest	(3,056)	(4,731)
Debt issue costs	(1,633)	0
Net cash used in financing activities	(59,858)	(112,600)
Effect of exchange rate changes on cash and cash equivalents	36	(77)
Increase (decrease) in cash and cash equivalents during the period	35,039	18,866
Cash and cash equivalents at beginning of the period	36,245	17,379
Cash and cash equivalents at end of the period	$ 71,284	$ 36,245